UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer
Distribution Report Pursuant to Section 13 or 15(d) of
The Securities Exchange Act of 1934

For the monthly distribution period from March 1, 2013 to March 31, 2013

Commission File Number of issuing entity in respect of the notes: 333-141703-02

Commission File Number of issuing entity in respect of the Series 2007-CC Collateral Certificate: 000-23108

Commission File Number of sponsor and depositor: 033-54804

Discover Card Execution Note Trust

(Exact name of issuing entity in respect of the notes as specified in its charter)

Discover Card Master Trust I

(Exact name of issuing entity in respect of the Series 2007-CC Collateral Certificate as specified in its charter)

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State of organization of the issuing entity	(IRS Employer Identification No. of the
in respect of the notes)	sponsor and depositor)

Rodney Square North
1100 North Market Street
Wilmington, Delaware	19890-0001
(Address of principal executive offices of	(Zip Code)
the issuing entity in respect to the notes)

(302) 323-7315
(Telephone Number, including area code)

Registered/reporting pursuant to (check one)
	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class				(If Section 12(b))
DiscoverSeries Class A			[x]
Notes
DiscoverSeries Class B			[x]
Notes
DiscoverSeries Class C			[x]
Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The interest of Discover Card Execution Note Trust (the "Note Issuance Trust") in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the "Master Trust"). No assets securitized by Discover Bank, the depositor, and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from March 1, 2013 to March 31, 2013.

Monthly Performance Data

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Of the accounts designated to the Master Trust, 99% have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, the Note Issuance Trust.

PART II OTHER INFORMATION

Item 8. Other Information

Class A(2010-A) Notes. On March 28, 2013, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2010-A) Notes (the “Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Notes and their agent agreed to (i) extend the existing expected maturity date of the Notes to April 15, 2016, provided, however, that the existing expected maturity date for the $250,000,000 outstanding principal amount of the Notes will remain April 15, 2013; (ii) extend the existing expected principal payment date of the Notes to April 15, 2016, provided, however, that the existing expected principal payment date for the outstanding principal amount of the Notes will remain April 15, 2013; (iii) extend the existing termination date for the note purchase commitments to February 29, 2016; (iv) extend the existing legal maturity date of the Notes to October 15, 2018; and (v) extend the existing liquidation commencement date of the Notes to March 1, 2016, provided, however, that the existing liquidation commencement date for the outstanding principal amount of the Notes will remain March 1, 2013. Following the expected maturity date for the outstanding principal amount of the Notes, the maximum principal amount of the Notes will be reduced from $1,250,000,000 to $1,000,000,000. In connection with any increase in the outstanding dollar principal amount of the Notes, an interim expected maturity date and interim liquidation commencement date may be specified.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended (the "Pooling and Servicing Agreement"), between Discover Bank as Master Servicer, Servicer, and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9. Exhibits.

Exhibit No.

Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

Date: April 15, 2013

/s/ James J. Roszkowski
James J. Roszkowski
President

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

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